Subsequent Event - Additional Information (Details) - Subsequent Event - Shanghai Liehong Information Technology Limited Company ¥ in Thousands	Mar. 04, 2019 CNY (¥)
Subsequent Event [Line Items]
Business acquisition, agreement date	Mar. 04, 2019
Business acquisition total consideration	¥ 8,000